As filed with the Securities and Exchange Commission on September 19, 2013
                                                                                                                                                                                                                         File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 961	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 961	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On October 18, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 961 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 18, 2013, the effectiveness of the registration statement for the iShares 2023 Investment Grade Corporate Financial Sector Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 821 on January 18, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Act as follows:

PEA No.	Date Filed	Automatic Effective Date
857	April 2, 2013	May 2, 2013
879	May 1, 2013	May 31, 2013
893	May 30, 2013	June 28, 2013
912	June 27, 2013	July 26, 2013
934	July 25, 2013	August 23, 2013
947	August 22, 2013	September 20, 2013

This Post-Effective Amendment No. 961 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 821.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 961 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 19th day of September, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: September 19, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 961 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: September 19, 2013

John E. Martinez*
Trustee

Date: September 19, 2013

George G.C. Parker*
Trustee

Date: September 19, 2013

Cecilia H. Herbert*
Trustee

Date: September 19, 2013

Charles A. Hurty*
Trustee

Date: September 19, 2013

John E. Kerrigan*
Trustee

Date: September 19, 2013

Robert H. Silver*
Trustee

Date: September 19, 2013

Robert S. Kapito*
Trustee

Date: September 19, 2013

Madhav V. Rajan*
Trustee

Date: September 19, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: September 19, 2013

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: September 19, 2013

*
Powers of Attorney, each dated June 11, 2013, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 908, filed June 20, 2013.